Prepayments and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2024
Prepayments and Other Receivables.
Prepayments and Other Receivables

	September 30,	December 31,
	2024	2023
	€1.000	€1.000
Prepayments	1,708	793
Other Receivables	770	745
	2,478	1,538